Submission	Feb. 19, 2026
Submission [Line Items]
Central Index Key	0000072741
Registrant Name	EVERSOURCE ENERGY
Registration File Number	333-286362
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A